UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00043

Deutsche DWS Investment Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

1 International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 9/30

Date of reporting period: 6/30/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                         as of June 30, 2018 (Unaudited)

DWS Small Cap Core Fund

(formerly Deutsche Small Cap Core Fund)

	Shares	Value ($)
Common Stocks 98.1%
Consumer Discretionary 10.7%
Auto Components 2.1%
Cooper Tire & Rubber Co.	101,580	2,671,554
Linamar Corp.	66,422	2,920,820
Tenneco, Inc.	102,573	4,509,109
		10,101,483
Diversified Consumer Services 3.3%
K12, Inc.*	566,176	9,268,301
Regis Corp.*	96,341	1,593,480
Sotheby's*	92,079	5,003,573
		15,865,354
Household Durables 0.5%
TopBuild Corp.*	29,718	2,328,108
Internet & Direct Marketing Retail 1.1%
Shutterfly, Inc.*	61,179	5,507,945
Specialty Retail 2.6%
Camping World Holdings, Inc. "A" (a)	157,742	3,940,395
DSW, Inc. "A"	182,364	4,708,639
The Children's Place, Inc.	34,235	4,135,588
		12,784,622
Textiles, Apparel & Luxury Goods 1.1%
Movado Group, Inc.	113,414	5,477,896
Consumer Staples 3.3%
Beverages 1.2%
The Boston Beer Co., Inc. "A"*	19,968	5,984,410
Food & Staples Retailing 0.9%
The Andersons, Inc.	125,000	4,275,000
Personal Products 1.2%
Medifast, Inc.	37,332	5,979,093
Energy 9.5%
Energy Equipment & Services 5.0%
Dril-Quip, Inc.*	96,107	4,939,900
ION Geophysical Corp.*	110,066	2,674,604
Oil States International, Inc.*	165,090	5,299,389
SEACOR Marine Holdings, Inc.*	196,276	4,532,013
Transocean Ltd.* (a)	508,203	6,830,248
		24,276,154
Oil, Gas & Consumable Fuels 4.5%
Alta Mesa Resources, Inc.* (a)	250,000	1,702,500
Contango Oil & Gas Co.*	1,447,816	8,223,595
Matador Resources Co.*	46,436	1,395,402
REX American Resources Corp.*	74,844	6,060,118
Whiting Petroleum Corp.*	88,624	4,672,257
		22,053,872
Financials 13.2%
Banks 5.8%
Banco Latinoamericano de Comercio Exterior SA "E"	29,829	734,092
Chemical Financial Corp.	40,826	2,272,783
Eagle Bancorp., Inc.*	75,331	4,617,790
First Merchants Corp.	49,158	2,280,931
Hancock Whitney Corp.	109,820	5,123,103
MB Financial, Inc.	47,446	2,215,728
OFG Bancorp. (a)	336,452	4,727,151
Texas Capital Bancshares, Inc.*	25,422	2,326,113
UMB Financial Corp.	52,848	4,028,603
		28,326,294
Capital Markets 1.2%
Moelis & Co. "A"	104,384	6,122,122
Consumer Finance 1.6%
Elevate Credit, Inc.* (a)	354,443	2,998,588
Navient Corp.	363,375	4,734,776
		7,733,364
Insurance 3.1%
American Equity Investment Life Holding Co.	78,203	2,815,308
Argo Group International Holdings Ltd.	85,281	4,959,090
FBL Financial Group, Inc. "A"	26,605	2,095,144
Selective Insurance Group, Inc.	84,275	4,635,125
United Fire Group, Inc.	14,533	792,194
		15,296,861
Thrifts & Mortgage Finance 1.5%
Walker & Dunlop, Inc.	78,660	4,377,429
WSFS Financial Corp.	52,653	2,806,405
		7,183,834
Health Care 18.4%
Biotechnology 3.6%
Arena Pharmaceuticals, Inc.*	62,438	2,722,297
Emergent BioSolutions, Inc.*	57,126	2,884,292
Ligand Pharmaceuticals, Inc.* (a)	26,801	5,552,363
Retrophin, Inc.*	234,008	6,379,058
		17,538,010
Health Care Equipment & Supplies 1.2%
Cardiovascular Systems, Inc.*	178,914	5,786,079
Health Care Providers & Services 9.3%
AMN Healthcare Services, Inc.*	61,219	3,587,433
BioScrip, Inc.*	1,562,747	4,578,849
Centene Corp.*	46,569	5,737,766
Cross Country Healthcare, Inc.*	365,090	4,107,263
Magellan Health, Inc.*	63,336	6,077,089
Molina Healthcare, Inc.*	98,446	9,641,801
Providence Service Corp.*	116,332	9,137,879
Tivity Health, Inc.* (a)	70,278	2,473,786
		45,341,866
Health Care Technology 1.6%
athenahealth, Inc.*	18,931	3,012,679
HMS Holdings Corp.*	219,555	4,746,779
		7,759,458
Pharmaceuticals 2.7%
Avadel Pharmaceuticals PLC (ADR)* (a)	360,433	2,209,454
Depomed, Inc.*	440,000	2,934,800
Mallinckrodt PLC* (a)	125,586	2,343,435
Pacira Pharmaceuticals, Inc.*	33,888	1,086,111
Prestige Brands Holdings, Inc.*	129,819	4,982,453
		13,556,253
Industrials 17.7%
Aerospace & Defense 0.7%
Ducommun, Inc.*	99,242	3,283,918
Commercial Services & Supplies 4.1%
Advanced Disposal Services, Inc.*	223,781	5,545,293
Atento SA	560,000	3,836,000
Ennis, Inc.	135,410	2,755,594
The Brink's Co.	47,687	3,803,038
UniFirst Corp.	24,347	4,306,984
		20,246,909
Construction & Engineering 0.4%
Aegion Corp.*	77,575	1,997,556
Electrical Equipment 1.9%
Allied Motion Technologies, Inc.	46,299	2,216,796
Thermon Group Holdings, Inc.*	315,855	7,223,604
		9,440,400
Machinery 4.7%
Chart Industries, Inc.*	136,920	8,445,226
Global Brass & Copper Holdings, Inc.	35,571	1,115,151
Hillenbrand, Inc.	114,609	5,403,814
Hyster-Yale Materials Handling, Inc.	55,525	3,567,481
Kennametal, Inc.	116,321	4,175,924
		22,707,596
Marine 0.8%
Star Bulk Carriers Corp.*	300,000	3,858,000
Professional Services 1.4%
ICF International, Inc.	94,668	6,726,161
Trading Companies & Distributors 3.7%
H&E Equipment Services, Inc.	121,443	4,567,471
Rush Enterprises, Inc. "A"*	219,700	9,530,586
Titan Machinery, Inc.*	269,526	4,191,130
		18,289,187
Information Technology 14.8%
Electronic Equipment, Instruments & Components 4.2%
Anixter International, Inc.*	54,929	3,477,006
Belden, Inc.	61,333	3,748,673
Benchmark Electronics, Inc.	202,715	5,909,142
CTS Corp.	117,354	4,224,744
Tech Data Corp.*	37,166	3,052,072
		20,411,637
Internet Software & Services 4.5%
Blucora, Inc.*	146,361	5,415,357
Cision Ltd.*	233,626	3,492,709
j2 Global, Inc.	73,386	6,355,961
Stamps.com, Inc.*	27,175	6,876,634
		22,140,661
IT Services 1.1%
ManTech International Corp. "A"	98,790	5,299,095
Semiconductors & Semiconductor Equipment 2.5%
Ambarella, Inc.* (a)	79,622	3,074,205
Entegris, Inc.	192,542	6,527,174
Kulicke & Soffa Industries, Inc.	98,310	2,341,744
		11,943,123
Software 2.5%
Avaya Holdings Corp.* (a)	133,922	2,689,154
QAD, Inc. "A"	85,294	4,277,494
Verint Systems, Inc.*	120,405	5,339,962
		12,306,610
Materials 6.5%
Chemicals 2.3%
KMG Chemicals, Inc.	118,040	8,708,991
Trinseo SA	31,816	2,257,345
		10,966,336
Metals & Mining 4.2%
Cleveland-Cliffs, Inc.* (a)	784,302	6,611,666
Coeur Mining, Inc.*	340,511	2,587,884
First Quantum Minerals Ltd.	398,562	5,872,396
SunCoke Energy, Inc.*	420,965	5,640,931
		20,712,877
Real Estate 3.2%
Equity Real Estate Investment Trusts (REITs)
Community Healthcare Trust, Inc.	150,618	4,498,959
DDR Corp.	301,631	5,399,195
Farmland Partners, Inc. (a)	340,841	2,999,401
Kite Realty Group Trust	164,524	2,810,070
		15,707,625
Utilities 0.8%
Multi-Utilities
NorthWestern Corp.	71,846	4,113,184
Total Common Stocks (Cost $412,437,632)		479,428,953
Convertible Preferred Stock 0.1%
Health Care
Providence Service Corp., 5.5% (b) (Cost $121,200)	1,212	238,722
Securities Lending Collateral 6.9%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.80% (c) (d) (Cost $33,761,789)	33,761,789	33,761,789
Cash Equivalents 1.8%
DWS Central Cash Management Government Fund, 1.85% (c) (Cost $8,768,588)	8,768,589	8,768,589
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $455,089,209)	106.9	522,198,053
Other Assets and Liabilities, Net	(6.9)	(33,566,023)
Net Assets	100.0	488,632,030

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended June 30, 2018 are as follows:

Value ($) at 9/30/2017	Pur- chases Cost ($)	Sales Pro- ceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 6/30/2018	Value ($) at 6/30/2018
Securities Lending Collateral 6.9%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.80% (c) (d)
12,033,722	21,728,067	—	—	—	197,362	—	33,761,789	33,761,789
Cash Equivalents 1.8%
DWS Central Cash Management Government Fund, 1.85% (c)
8,092,740	69,235,735	68,559,886	—	—	95,034	—	8,768,589	8,768,589
20,126,462	90,963,802	68,559,886	—	—	292,396	—	42,530,378	42,530,378

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2018 amounted to $32,124,013, which is 6.6% of net assets.
(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended June 30, 2018.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund's investments:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$479,428,953	$—	$—	$479,428,953
Convertible Preferred Stock	—	—	238,722	238,722
Short-Term Investments (e)	42,530,378	—	—	42,530,378
Total	$521,959,331	$—	$238,722	$522,198,053

There have been no transfers between fair value measurement levels during the period ended June 30, 2018.
(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Core Fund, a series of Deutsche DWS Investment Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/23/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/23/2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	8/23/2018